Other Income	12 Months Ended
Dec. 31, 2024
Other Income
Other income

Note 10. Other Income

During the year ended December 31, 2024, the Company entered into a settlement agreement with one of its vendors related to outstanding invoices. The Company paid $55,532 to the vendor related to outstanding invoices of approximately $171,000 resulting in a gain on settlement of $115,085. The gain of $115,085 was recorded as other income in the statement of operations.